1
The Gabelli Growth Fund
Schedule of Investments — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 99.6%
TECHNOLOGY - SOFTWARE  — 19.8%
40,900 Adobe Inc.† .............................................. $ 18,634,858
62,000 CrowdStrike Holdings Inc., Cl. A† ............. 14,078,960
413,300 Microsoft Corp. ........................................ 127,424,523
35,200 ServiceNow Inc.† ..................................... 19,602,528
329,500 ZoomInfo Technologies Inc.† .................... 19,684,330
199,425,199
TECHNOLOGY - HARDWARE AND EQUIPMENT  — 17.7%
734,400 Apple Inc. ................................................ 128,233,584
143,600 Applied Materials Inc. ............................... 18,926,480
26,600 ASML Holding NV .................................... 17,766,938
20,700 KLA Corp. ................................................ 7,577,442
12,100 Lam Research Corp. ................................. 6,505,081
179,009,525
CONSUMER DISCRETIONARY  — 15.0%
22,600 Amazon.com Inc.† ................................... 73,674,870
108,000 Aptiv plc† ................................................. 12,928,680
55,200 Netflix Inc.† .............................................. 20,677,368
90,000 NIKE Inc., Cl. B ......................................... 12,110,400
68,000 Take-Two Interactive Software Inc.† .......... 10,454,320
52,000 The Estee Lauder Companies Inc., Cl. A ..... 14,160,640
57,000 The Walt Disney Co.† ............................... 7,818,120
151,824,398
TECHNOLOGY - COMPUTER SERVICES  — 14.3%
17,100 Alphabet Inc., Cl. A† ................................. 47,561,085
10,945 Alphabet Inc., Cl. C† ................................. 30,569,276
123,500 Cloudflare Inc., Cl. A† ............................... 14,782,950
168,500 Meta Platforms Inc., Cl. A† ....................... 37,467,660
61,670 Snowflake Inc., Cl. A† ............................... 14,130,447
144,511,418
HEALTH CARE  — 12.3%
80,300 Danaher Corp. .......................................... 23,554,399
200,800 Edwards Lifesciences Corp.† .................... 23,638,176
54,900 Intuitive Surgical Inc.† .............................. 16,562,232
73,000 Medtronic plc ........................................... 8,099,350
35,000 Thermo Fisher Scientific Inc. ..................... 20,672,750
33,000 UnitedHealth Group Inc. ........................... 16,829,010
75,800 Zoetis Inc. ................................................ 14,295,122
123,651,039
TECHNOLOGY - SEMICONDUCTORS  — 9.9%
66,000 Analog Devices Inc. .................................. 10,901,880
172,500 Lattice Semiconductor Corp.† ................... 10,513,875
208,000 Marvell Technology Inc. ............................ 14,915,680
232,800 NVIDIA Corp. ........................................... 63,521,808
99,853,243
INDUSTRIALS  — 7.5%
57,200 Mastercard Inc., Cl. A ............................... 20,442,136
106,700 PayPal Holdings Inc.† ............................... 12,339,855
85,300 The Sherwin-Williams Co. ......................... 21,292,586
Shares
Market
Value
99,100 Visa Inc., Cl. A .......................................... $ 21,977,407
76,051,984
FINANCIALS  — 3.1%
15,400 BlackRock Inc. ......................................... 11,768,218
81,000 Block Inc.† ............................................... 10,983,600
16,000 MSCI Inc. ................................................. 8,046,080
30,797,898
TOTAL COMMON STOCKS .................. 1,005,124,704
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 0.4%
$ 4,520,000 U.S. Treasury Bills,
0.275% to 0.509%††,
05/26/22 to 06/23/22 ............................ 4,516,684
TOTAL INVESTMENTS — 100.0%
(Cost $419,210,264) ............................. $ 1,009,641,388
† Non-income producing security.
†† Represents annualized yields at dates of purchase.